Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax
Income Tax

Note 20. Income Tax

The income tax rate applicable to the Company is the French corporate income tax rate, i.e. 26.5%, 28% and 31% for the years ending December 31, 2021, 2020 and 2019, respectively.

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Loss before tax	(30,218)	(33,619)	(49,271)
Theoretical tax rate	31%	28%	26.5%
Tax benefit at theoretical rate	9,368	9,413	13,057
Tax credits	1,330	2,143	1,078
Permanent differences	(21)	1,641	85
Other differences	(404)	(471)	(582)
Tax rate differences	—	—	(80)
Non recognition of deferred tax assets related to tax losses and temporary differences	(10,272)	(12,726)	(13,921)
Actual income tax benefit	—	—	(364)
of which
Current taxes	—	—	(364)
Deferred taxes	—	—	—
Effective tax rate	—	—	0.74%

Tax credits mainly include the CIR, non-taxable income, classified in other operating income (see Note 16, “Revenues and other income”).

Inventiva S.A faced a tax loss in the years ended December 31, 2021, 2020 and 2019. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Company’s business, no deferred tax assets were recognized in the consolidated financial statements as of December 31, 2021, December 31, 2020 nor as of December 31, 2019.